CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Revenues:
Services	$ 410	$ 2,802
Products	11,405	17,934
Total revenues	11,815	20,736
Cost of revenues:
Services	296	2,120
Products	8,236	13,570
Total cost of revenues	8,532	15,690
Gross profit	3,283	5,046
Research and development costs, net	1,255	3,422
Selling, general, and administrative expenses	7,637	12,097
Gain on sales of subsidiary and Appbuilder	(346)
Total operating expenses	8,546	15,519
Operating loss	(5,263)	(10,473)
Financial expenses, net	5,335	765
Other income, net	(580)
Loss before taxes on income	(10,018)	(11,238)
Taxes on income	174	78
Loss from continued operation	(10,192)	(11,316)
Net loss (profit) from discontinued operation (Note 6)	673	(97)
Net loss	(10,865)	(11,219)
Net income (loss) attributable to noncontrolling interests	175	(121)
Loss attributable to BluePhoenix	$ (11,040)	$ (11,098)
Net loss per share:
From continued operation, basic and diluted	$ (1.48)	$ (1.83)
From discontinued operation, basic and diluted	$ (0.10)	$ (0.02)
Attributable to the shareholders	$ (1.58)	$ (1.81)
Weighted average shares outstanding, basic and diluted	7,006	6,122